Segment Reporting - Schedule of Revenue (Details) - CODM [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue [Line Items]
Total Revenues	$ 3,266,390	$ 4,382,996	$ 2,673,478
Revenues	3,266,390	4,382,996	2,673,478
Cost of revenues	(2,540,218)	(2,821,615)	(1,409,697)
Selling and marketing expenses	(57,644)	(767)	(2,084)
General and administrative expenses	(2,296,037)	(669,825)	(336,626)
Other (expenses) income, net	(8,227)	21,581	24,578
Benefit from (Provision for) income taxes	174,620	(128,932)	(130,225)
Net (loss) income	(1,461,116)	783,438	819,424
Design and fit out services [Member]
Schedule of Revenue [Line Items]
Total Revenues	2,986,769	3,603,422	2,025,410
Design only services [Member]
Schedule of Revenue [Line Items]
Total Revenues	279,621	779,574	648,068
Non-residential [Member]
Schedule of Revenue [Line Items]
Total Revenues	2,533,927	3,651,614	1,291,995
Residential [Member]
Schedule of Revenue [Line Items]
Total Revenues	$ 732,463	$ 731,382	$ 1,381,483